Debt and Lease Liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2017 MXN ($)
Debt and Lease Liabilities
Principal amount of long-term credit agreement	$ 3,438,530	$ 87,175,965
Senior notes due between 2025 and 2049
Debt and Lease Liabilities
Unsecured outstanding principal amount	$ 3,438,500	$ 10,725,690			$ 3,658,000	$ 10,725,690
Senior notes redemption price (as a percent)	101.00%
6.625% Senior Notes due 2025
Debt and Lease Liabilities
Principal amount of long-term credit agreement			$ 219,400	$ 3,906,655
Interest rate			6.625%	6.625%
Aggregate amount			$ 226,700	$ 4,036,014
6.625% Senior notes 1 due 2025
Debt and Lease Liabilities
Unsecured outstanding principal amount	$ 400,000
Senior Notes priced at yield to maturity (as a percent)	98.081%
Debt instrument yield to maturity (as a percent)	6.802%
6.625% Senior notes 2 due 2025
Debt and Lease Liabilities
Unsecured outstanding principal amount	$ 200,000
Senior Notes priced at yield to maturity (as a percent)	98.632%
Debt instrument yield to maturity (as a percent)	6.787%
4.625% Senior Notes due 2026
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	4.86%	4.86%
Senior Notes priced at yield to maturity (as a percent)	99.385%
Debt instrument yield to maturity (as a percent)	4.70%
8.50% Senior Notes due 2032
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	8.94%	8.94%
Senior Notes priced at yield to maturity (as a percent)	99.431%
Debt instrument yield to maturity (as a percent)	8.553%
8.49% Senior Notes due 2037
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	8.93%	8.93%
6.625% Senior Notes due 2040
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	6.97%	6.97%
Senior Notes priced at yield to maturity (as a percent)	98.319%
Debt instrument yield to maturity (as a percent)	6.755%
7.25% Senior Notes due 2043
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	7.62%	7.62%
Senior Notes priced at yield to maturity (as a percent)	99.733%
Debt instrument yield to maturity (as a percent)	7.27%
5% Senior Notes due 2045
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	5.26%	5.26%
Senior Notes priced at yield to maturity (as a percent)	96.534%
Debt instrument yield to maturity (as a percent)	5.227%
6.125% Senior Notes due 2046
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	6.44%	6.44%
Senior Notes priced at yield to maturity (as a percent)	99.677%
Debt instrument yield to maturity (as a percent)	6.147%
5.25% Senior Notes due 2049
Debt and Lease Liabilities
Interest including withholding taxes (as a percent)	5.52%	5.52%
Senior Notes priced at yield to maturity (as a percent)	98.588%
Debt instrument yield to maturity (as a percent)	5.345%
8.79% Notes due 2027
Debt and Lease Liabilities
Principal amount of long-term credit agreement							$ 4,500,000
Interest rate							8.79%